UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.33%	$ 1,000.00	$ 1,000.10	$ 1.66**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.54	$ 1.68**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..51% and the expenses paid in the actual and hypothetical examples above would have been $2.57 and $2.60, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	85.0	88.3	83.5
31 - 90	1.6	2.3	2.3
91 - 180	3.1	9.1	3.5
181 - 397	10.3	0.3	10.7
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Fidelity California Municipal Money Market	39 Days	21 Days	44 Days
California Tax-Free Money Market Funds Average*	33 Days	25 Days	34 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Fidelity California Municipal Money Market	39 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Variable Rate Demand Notes (VRDNs) 71.4%	Variable Rate Demand Notes (VRDNs) 73.1%
Commercial Paper (including CP Mode) 12.6%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 0.4%	Tender Bonds 0.5%
Municipal Notes 9.6%	Municipal Notes 9.3%
Fidelity Municipal Cash Central Fund 4.0%	Fidelity Municipal Cash Central Fund 10.1%
Other Investments 1.5%	Other Investments 2.1%
Net Other Assets 0.5%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,100	$ 5,100
California - 89.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.29%, LOC Freddie Mac, VRDN (b)(d)	8,620	8,620
(Vintage Chateau Proj.) Series A, 0.31%, LOC Union Bank of California, VRDN (b)(d)	11,200	11,200
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	15,600	15,600
(Sharp HealthCare Proj.) Series 2009 A, 0.26%, LOC Bank of America NA, VRDN (b)	23,845	23,845
(Valley Christian Schools Proj.) Series 2003, 0.28%, LOC Bank of America NA, VRDN (b)	14,800	14,800
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.32%, LOC BNP Paribas SA, VRDN (b)(d)	4,900	4,900
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.3% 10/13/10, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.28%, LOC Freddie Mac, VRDN (b)(d)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	6,385	6,385
Series ROC II R 781PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (b)(e)	18,940	18,940
Series ROC II R 861, 0.31% (Liquidity Facility Citibank NA) (b)(e)	4,175	4,175
Antioch Unified School District TRAN 1% 11/1/10	7,200	7,205
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.3% (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series Putters 3211, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	19,485	19,485
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,495	2,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN: - continued
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,900	$ 5,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.29%, LOC Fannie Mae, VRDN (b)(d)	14,288	14,288
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2010 A, 2% 3/1/11	5,995	6,022
Series A, 2% 6/30/11	21,600	21,804
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2010 L, 2.5% 5/1/11	52,400	53,134
Series 2002 C5, 0.3%, LOC Dexia Cr. Local de France, VRDN (b)	12,150	12,150
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	3,500	3,500
Series BBT 08 28, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,235	7,235
Series Putters 3019, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,785	9,785
Series Putters 3361, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,570	2,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	1,030	1,030
California Econ. Recovery Bonds Series 2008 A:
2.5% 7/1/11	7,000	7,110
5% 7/1/11	12,920	13,396
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	13,285	13,443
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	4,450	4,450
Series BC 10 70B, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(e)	12,000	12,000
Series Putters 3506, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,215	10,215
Series ROC II R 11790PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (b)(e)	11,960	11,960
Participating VRDN Series Floaters 08 38C, 0.28% (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,820	8,820
0.4% 3/23/11, CP	23,900	23,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,000	$ 10,000
California Gen. Oblig.:
Series 2003 C2, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	23,150	23,150
Series 2003 C3, 0.3%, LOC Citibank NA, VRDN (b)	12,300	12,300
Series 2003 C4, 0.27%, LOC Citibank NA, VRDN (b)	5,000	5,000
Series 2004 A9, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	33,000	33,000
Series 2005 A1, 0.3%, LOC Fortis Banque SA, VRDN (b)	46,150	46,150
Series 2005 A2, 0.27%, LOC Cr. Agricole CIB, VRDN (b)	70,340	70,340
Series 2005 A3, 0.29%, LOC Bank of America NA, VRDN (b)	25,000	25,000
Series B6, 0.3%, LOC Citibank NA, VRDN (b)	23,800	23,800
0.3% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	36,850	36,850
0.3% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	32,919	32,919
0.31% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	23,369	23,369
0.32% 9/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	18,325	18,325
0.32% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	20,400	20,400
0.32% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	54,678	54,678
0.33% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	25,600	25,600
California Health Facilities Fing. Auth. Rev.:
Participating VRDN Series Putters 3630, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,000	7,000
(Catholic Healthcare West Proj.):
Series 2004 K, 0.27%, LOC Bank of America NA, VRDN (b)	20,000	20,000
Series 2005 H, 0.26%, LOC Bank of America NA, VRDN (b)	31,185	31,185
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.26%, LOC Bank of America NA, VRDN (b)	30,475	30,475
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2006 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	$ 20,665	$ 20,665
Series 2008 B:
0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	19,765	19,765
0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	20,015	20,015
Series 2008 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	14,130	14,130
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	7,400	7,400
Series 2002 J, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	17,700	17,700
Series 2004 E1, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	7,900	7,900
Series 2005 B3, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	11,310	11,310
Series 2005 D, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	9,655	9,655
Series 2005 F:
0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	20,000	20,000
0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	29,700	29,700
Series 2006 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	81,275	81,275
Series 2008 C, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	24,000	24,000
Series 2008 E, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	12,220	12,220
(Multifamily Hsg. Prog.):
Series 2000 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	31,760	31,760
Series 2002 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	19,120	19,120
Series 2005 B, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	22,090	22,090
Series 2001 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	12,365	12,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2003 H, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	$ 10,895	$ 10,895
Series 2003 K, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	6,150	6,150
Series 2008 D, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	15,685	15,685
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.42%, LOC Bank of America NA, VRDN (b)(d)	9,460	9,460
(Olam West Coast, Inc. Proj.) Series 2009, 0.32%, LOC Harris NA, VRDN (b)	9,500	9,500
(RAND Corp. Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (b)	33,650	33,650
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	5,840	5,840
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.54%, VRDN (b)(d)	23,000	23,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.31%, LOC Bank of America NA, VRDN (b)	41,000	41,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	13,690	13,690
California State Univ. Rev. Series 2001 A, 0.3% 9/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,600	15,600
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.5%, LOC Bank of America NA, VRDN (b)(d)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.3%, LOC Fannie Mae, VRDN (b)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.3%, LOC Freddie Mac, VRDN (b)(d)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.3%, LOC Fannie Mae, VRDN (b)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(d)	26,575	26,575
(Grove Apts. Proj.) Series X, 0.3%, LOC Fannie Mae, VRDN (b)(d)	6,150	6,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)(d)	$ 4,400	$ 4,400
Series 2001 W2, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)(d)	16,038	16,038
Series 2001 W3, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)(d)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.29%, LOC Citibank NA, VRDN (b)(d)	13,800	13,800
(Marlin Cove Apts. Proj.) Series V, 0.28%, LOC Fannie Mae, VRDN (b)(d)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.28%, LOC Fannie Mae, VRDN (b)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.3%, LOC Freddie Mac, VRDN (b)(d)	4,900	4,900
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.3%, LOC Freddie Mac, VRDN (b)(d)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.29%, LOC Fannie Mae, VRDN (b)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.3%, LOC Fannie Mae, VRDN (b)(d)	17,145	17,145
(Sunrise Fresno Proj.) Series B, 0.3%, LOC Fannie Mae, VRDN (b)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.31%, LOC California Teachers Retirement Sys., VRDN (b)(d)	6,325	6,325
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.29%, LOC Fannie Mae, VRDN (b)(d)	11,440	11,440
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.28%, LOC Fannie Mae, VRDN (b)(d)	4,000	4,000
Series O, 0.29%, LOC Fannie Mae, VRDN (b)(d)	12,452	12,452
(Vizcaya Apts. Proj.) Series B, 0.28%, LOC Freddie Mac, VRDN (b)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.28%, LOC Fannie Mae, VRDN (b)(d)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 0.31%, LOC Bank of America NA, VRDN (b)(d)	3,000	3,000
(Oakmont Stockton Proj.) Series 1997 C, 0.3%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(d)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.45%, LOC Bank of America NA, VRDN (b)	6,225	6,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
TRAN Series 2010 A1, 2% 6/30/11	$ 5,900	$ 5,969
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.29%, LOC Wells Fargo Bank NA, VRDN (b)(d)	600	600
(Rix Industries Proj.) Series 1996 I, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)(d)	880	880
(Supreme Truck Bodies of California Proj.) 0.29%, LOC JPMorgan Chase Bank, VRDN (b)(d)	100	100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.28%, LOC Fannie Mae, VRDN (b)(d)	600	600
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.27%, VRDN (b)(d)	75,000	75,000
Series 2006 A, 0.28%, VRDN (b)	49,770	49,770
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MS 750, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	4,635	4,635
Desert Sands Unified School District TRAN 2% 6/30/11 (a)	4,500	4,555
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.28%, LOC Freddie Mac, VRDN (b)(d)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 3772 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,250	11,250
Series 2008 B1, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	8,100	8,100
Series 2008 B2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,500	7,500
Series 2008 C, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	11,700	11,700
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.29% (Liquidity Facility Citibank NA) (b)(e)	39,600	39,600
Series Putters 3759 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,035	6,035
Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (b)(e)	6,500	6,500
Series ROC II R 11826, 0.29% (Liquidity Facility Citibank NA) (b)(e)	21,995	21,995
Series 2008 A1, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	12,440	12,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Series 2008 A2, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 7,570	$ 7,570
Series 2008 A4, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,085	15,085
Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	28,525	28,525
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (b)	28,195	28,195
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	76,225	76,225
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts.) Series 1997 A, 0.4%, LOC Fannie Mae, VRDN (b)(d)	3,200	3,200
Grossmont Union High School District Participating VRDN Series Putters 3797Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,270	3,270
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.27%, LOC Landesbank Baden-Wuert, VRDN (b)	61,800	61,800
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.3%, LOC Freddie Mac, VRDN (b)(d)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.27%, LOC Union Bank of California, VRDN (b)	11,315	11,315
Series 2007 B2, 0.28%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (b)	15,100	15,100
Los Angeles Cmnty. College District:
Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	19,735	19,735
Participating VRDN:
Putters 3609Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series EGL 08 57, 0.3% (Liquidity Facility Citibank NA) (b)(e)	17,400	17,400
Series Putters 3770 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,270	3,270
Series ROC II R 11728, 0.3% (Liquidity Facility Citibank NA) (b)(e)	6,960	6,960
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(d)	68,600	68,600
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.25% 9/2/10, LOC JPMorgan Chase Bank, CP	36,850	36,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 A:
0.26% 9/1/10, LOC JPMorgan Chase Bank, CP	$ 28,400	$ 28,400
Series 2010 C, 0.32% 10/7/10, LOC Wells Fargo Bank NA, CP	11,400	11,400
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.3%, LOC Freddie Mac, VRDN (b)(d)	19,000	19,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 0.3% 9/14/10, LOC Barclays Bank PLC, CP	15,950	15,950
Los Angeles Dept. Arpt. Rev. Participating VRDN Series ROC II R 11842, 0.3% (Liquidity Facility Citibank NA) (b)(e)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,660	6,660
Series Putters 3718 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,060	12,060
Series ROC II R 500, 0.3% (Liquidity Facility Citibank NA) (b)(e)	20,900	20,900
Series 2002 A8, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,600	12,600
0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	49,700	49,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,245	7,245
Series Putters 3750 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Series Solar 06 48, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,440	15,440
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	49,000	49,410
2% 4/21/11	25,000	25,221
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,095	6,095
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(d)(e)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.32%, LOC Freddie Mac, VRDN (b)(d)	67,700	67,700
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	16,200	16,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
TRAN Series A, 2% 6/30/11	$ 25,000	$ 25,273
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.31% (Liquidity Facility Citibank NA) (b)(e)	34,000	34,000
Series Putters 3371, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	22,495	22,495
Series Putters 3751, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,935	4,935
Series 2010 C, 0.28% 9/16/10 (Liquidity Facility Wells Fargo Bank NA), CP	36,300	36,300
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,000	7,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	6,525	6,525
Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (b)(e)	7,000	7,000
Series EGL 07 71, 0.29% (Liquidity Facility Citibank NA) (b)(e)	43,000	43,000
Series Putters 3653 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,495	2,495
Series Putters 3752 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,570	3,570
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(d)	25,000	25,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (b)	1,500	1,500
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 0.3% (Liquidity Facility Societe Generale) (b)(e)	20,000	20,000
Ohlone Cmnty. College District Participating VRDN Series Putters 3782 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,250	12,250
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.4% tender 12/2/10, LOC Sumitomo Mitsui Banking Corp., CP mode (d)	4,900	4,900
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.28%, LOC Fannie Mae, VRDN (b)(d)	23,500	23,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.: - continued
(Park Place Apts. Proj.) Series 1989 A, 0.28%, LOC Freddie Mac, VRDN (b)(d)	$ 500	$ 500
(Wood Canyon Villas Proj.) Series 2001 E, 0.28%, LOC Fannie Mae, VRDN (b)(d)	16,000	16,000
Orange County Rfdg. Recovery TRAN Series A:
2% 3/15/11	16,000	16,143
2% 6/30/11	25,000	25,330
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(e)	15,517	15,517
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10	13,600	13,653
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.3% 9/7/10, LOC Dexia Cr. Local de France, CP	25,400	25,400
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (b)(d)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (b)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (b)(d)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (b)	17,000	17,000
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	12,500	12,500
Riverside County Gen. Oblig. Series B:
0.3% 10/14/10, LOC Bank of Nova Scotia New York Branch, CP	31,900	31,900
0.32% 9/10/10, LOC Bank of Nova Scotia New York Branch, CP	14,000	14,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.41%, LOC Wells Fargo Bank NA, VRDN (b)(d)	920	920
Riverside Elec. Rev. Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	21,825	21,825
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.3%, LOC Fannie Mae, VRDN (b)(d)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Deer Park Apts. Proj.) Issue A, 0.29%, LOC Fannie Mae, VRDN (b)(d)	$ 13,200	$ 13,200
(Sun Valley Proj.) Series 2001 F, 0.3%, LOC Fannie Mae, VRDN (b)(d)	3,750	3,750
Sacramento Gen. Oblig. TRAN 2% 6/30/11	8,600	8,703
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.3%, LOC Fannie Mae, VRDN (b)(d)	8,225	8,225
(Valencia Point Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (b)(d)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	25,200	25,200
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	30,000	30,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (b)(d)	21,075	21,075
San Diego Cmnty. College District Participating VRDN Series Putters 3741Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
San Diego County & School District TRAN:
Series 2010 A, 2% 6/30/11	36,100	36,582
Series 2010 B1, 2% 1/31/11	3,600	3,619
Series 2010 B2, 2% 4/29/11	19,800	19,942
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,840	6,840
Series Putters 3028, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,715	8,715
San Diego Gen. Oblig. TRAN:
Series A, 2% 1/31/11	9,230	9,291
Series B, 2% 4/29/11	11,700	11,818
Series C, 2% 5/31/11	24,045	24,313
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.33%, LOC Citibank NA, VRDN (b)(d)	6,700	6,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3505, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,245	11,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	$ 6,665	$ 6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.29% (Liquidity Facility Citibank NA) (b)(e)	1,375	1,375
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)(d)	68,975	68,975
Series 2010 A2, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)(d)	10,000	10,000
Series 2010 A3, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)(d)	39,000	39,000
San Francisco City & County Gen. Oblig.:
Participating VRDN Series BA 08 3318, 0.29% (Liquidity Facility Bank of America NA) (b)(e)	2,000	2,000
Series 2, 0.3% 9/8/10, LOC U.S. Bank NA, Minnesota, CP	5,035	5,035
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.29%, LOC Citibank NA, VRDN (b)(d)	7,155	7,155
San Francisco City & County Unified School District TRAN 2% 6/30/11	14,400	14,586
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.33%, LOC Freddie Mac, VRDN (b)(d)	3,000	3,000
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 3762 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,100	6,100
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.28%, LOC Fannie Mae, VRDN (b)(d)	24,615	24,615
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.35%, LOC Citibank NA, VRDN (b)(d)	7,005	7,005
(El Paseo Apts. Proj.) Series 2002 B, 0.35%, LOC Citibank NA, VRDN (b)(d)	4,745	4,745
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.3%, LOC Fannie Mae, VRDN (b)(d)	9,275	9,275
(Las Ventanas Apts. Proj.) Series 2008 B, 0.29%, LOC Freddie Mac, VRDN (b)	20,900	20,900
(Siena at Renaissance Square Proj.) Series 1996 A, 0.28%, LOC Key Bank NA, VRDN (b)(d)	57,000	57,000
(Trestles Apts. Proj.) Series 2004 A, 0.4%, LOC Freddie Mac, VRDN (b)(d)	7,325	7,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Turnleaf Apts. Proj.) Series 2003 A, 0.32%, LOC Freddie Mac, VRDN (b)(d)	$ 10,860	$ 10,860
Santa Ana Hsg. Auth. 0.3%, LOC Fannie Mae, VRDN (b)(d)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.3%, LOC Bank of America NA, VRDN (b)	67,650	67,650
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.38%, LOC Union Bank of California, VRDN (b)(d)	11,745	11,745
Santa Clara Unified School District TRAN 2% 6/30/11	10,800	10,942
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	2,630	2,630
Sequoia Union High School District TRAN 2% 7/1/11	10,100	10,227
South Coast Local Ed. Agcy. TRAN:
Series 2009 A, 2% 9/29/10	34,535	34,576
Series 2010 A, 2% 8/9/11	31,235	31,636
Series 2010 B, 2% 5/31/11	5,000	5,053
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	31,704	31,704
Southern California Home Fing. Auth. Single Family Rev. Series 2004 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(d)	3,955	3,955
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.29%, LOC Dexia Cr. Local de France, VRDN (b)	24,520	24,520
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,255	8,255
Univ. of California Revs.:
Participating VRDN:
Series Putters 2475, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,075	2,075
Series Putters 3365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,210	6,210
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,500	9,500
Series Putters 3370, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3754 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,250	4,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 10,290	$ 10,290
Series A, 0.32% 10/8/10, CP	17,300	17,300
Ventura County Gen. Oblig. TRAN 2% 7/1/11	46,700	47,325
Westlands Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (b)	10,835	10,835
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (b)	23,245	23,245
		4,477,326
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.51%, VRDN (b)	4,630	4,630
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. Series L:
0.33% 9/2/10, LOC Dexia Cr. Local de France, CP	9,600	9,600
0.35% 9/7/10, LOC Dexia Cr. Local de France, CP (d)	7,150	7,150
		16,750
Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.7%, VRDN (b)	12,010	12,010
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.51%, LOC Wells Fargo Bank NA, VRDN (b)(d)	3,505	3,505
		15,515
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.39%, VRDN (b)	13,325	13,325
Maryland - 0.2%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.47%, LOC RBS Citizens NA, VRDN (b)	3,130	3,130
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
		10,130
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.85% tender 9/7/10, CP mode	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 9/2/10, CP mode	$ 7,100	$ 7,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	13,925	13,925
		27,025
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	5,600	5,600
Series 2008 D3, 0.33%, LOC Bayerische Landesbank, VRDN (b)	1,600	1,600
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (b)(d)	3,425	3,425
		10,625
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 9/2/10, CP mode	8,600	8,600
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (b)(d)	12,000	12,000
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(d)	21,200	21,200
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (b)(d)	16,000	16,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.65%, LOC RBS Citizens NA, VRDN (b)(d)	5,000	5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.47%, LOC RBS Citizens NA, VRDN (b)	7,600	7,600
		49,800
Pennsylvania - 0.4%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,180	4,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 9,000	$ 9,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,500	7,500
		20,680
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	47,800	47,800
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.45%, VRDN (b)	3,000	3,000
Texas - 0.5%
Univ. of Houston Univ. Revs. Series A, 0.27% 10/5/10, CP	6,200	6,199
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.7%, LOC Compass Bank, VRDN (b)	4,470	4,470
Series 2008 B, 0.75%, LOC Compass Bank, VRDN (b)	4,605	4,605
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,290	10,290
		25,564
Utah - 0.2%
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	10,700	10,700
Virginia - 0.2%
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	5,905	5,903
		10,403
Municipal Securities - continued
	Shares	Value (000s)
Other - 4.0%
Fidelity Municipal Cash Central Fund, 0.32% (c)	197,456,000	$ 197,456
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,966,429)		4,966,429
NET OTHER ASSETS (LIABILITIES) - 0.5%		25,109
NET ASSETS - 100%		$ 4,991,538
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,735,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 19,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 414
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,768,973)	$ 4,768,973
Fidelity Central Funds (cost $197,456)	197,456
Total Investments (cost $4,966,429)		$ 4,966,429
Cash		258
Receivable for investments sold		36,602
Receivable for fund shares sold		56,472
Interest receivable		3,991
Distributions receivable from Fidelity Central Funds		60
Other receivables		3
Total assets		5,063,815

Liabilities
Payable for investments purchased Regular delivery	$ 4,641
Delayed delivery	4,555
Payable for fund shares redeemed	60,518
Accrued management fee	1,338
Other affiliated payables	1,184
Other payables and accrued expenses	41
Total liabilities		72,277

Net Assets		$ 4,991,538
Net Assets consist of:
Paid in capital		$ 4,993,275
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(1,738)
Net Assets, for 4,991,651 shares outstanding		$ 4,991,538
Net Asset Value, offering price and redemption price per share ($4,991,538 ÷ 4,991,651 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 8,092
Income from Fidelity Central Funds		414
Total income		8,506

Expenses
Management fee	$ 9,075
Transfer agent fees	3,219
Accounting fees and expenses	213
Custodian fees and expenses	40
Independent trustees' compensation	9
Registration fees	26
Audit	23
Legal	19
Miscellaneous	28
Total expenses before reductions	12,652
Expense reductions	(4,396)	8,256
Net investment income		250
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,749)
Net increase in net assets resulting from operations		$ (1,499)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 250	$ 2,208
Net realized gain (loss)	(1,749)	111
Net increase in net assets resulting from operations	(1,499)	2,319
Distributions to shareholders from net investment income	(249)	(2,207)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,488,295	20,539,823
Reinvestment of distributions	246	2,168
Cost of shares redeemed	(9,539,460)	(21,259,309)
Net increase (decrease) in net assets and shares resulting from share transactions	(50,919)	(717,318)
Total increase (decrease) in net assets	(52,667)	(717,206)

Net Assets
Beginning of period	5,044,205	5,761,411
End of period (including undistributed net investment income of $1 and undistributed net investment income of $0, respectively)	$ 4,991,538	$ 5,044,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2009	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-G	-G	.013	.030	.030	.022
Net realized and unrealized gain (loss)G	-	-	-	-	-	-
Total from investment operations	-G	-G	.013	.030	.030	.022
Distributions from net investment income	-G	-G	(.013)	(.030)	(.030)	(.022)
Distributions from net realized gain	-	-	-G	-G	-	-
Total distributions	-G	-G	(.013)	(.030)	(.030)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.04%	1.32%	3.06%	3.09%	2.19%
Ratios to Average Net Assets D, E
Expenses before reductions	.51%A	.55%	.53%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.33%A	.44%	.53%	.51%	.52%	.52%
Expenses net of all reductions	.33%A	.44%	.50%	.41%	.38%	.41%
Net investment income	.01%A	.04%	1.30%	2.98%	3.05%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,992	$ 5,044	$ 5,761	$ 6,051	$ 4,762	$ 4,096

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed capital gains which is included in the Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 4,966,429

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $4,393.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
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Fidelity®
California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
California AMT Tax-Free Money Market	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.60	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.56**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.58**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.45%
Actual		$ 2.27
Hypothetical A		$ 2.29

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	82.6	85.0	81.0
31 - 90	1.9	2.3	3.5
91 - 180	3.9	11.9	4.4
181 - 397	11.6	0.8	11.1
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Fidelity California AMT Tax-Free Money Market Fund	42 Days	26 Days	46 Days
California Tax-Free Money Market Funds Average*	33 Days	25 Days	34 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Fidelity California AMT Tax-Free Money Market Fund	42 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Variable Rate Demand Notes (VRDNs) 66.6%	Variable Rate Demand Notes (VRDNs) 76.1%
Commercial Paper (including CP Mode) 14.9%	Commercial Paper (including CP Mode) 6.4%
Tender Bonds 0.6%	Tender Bonds 0.0%
Municipal Notes 10.7%	Municipal Notes 12.9%
Fidelity Tax-Free Cash Central Fund 3.9%	Fidelity Tax-Free Cash Central Fund 2.3%
Other Investments 1.8%	Other Investments 2.4%
Net Other Assets 1.5%	Net Other Assets† (0.1)%

* Source: iMoneyNet, Inc.

** Information not available

† Net Other Assets are not included in pie chart.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (000s)
California - 89.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.) Series 2009 D, 0.25%, LOC Citibank NA, VRDN (a)	$ 1,000	$ 1,000
(Valley Christian Schools Proj.) Series 2003, 0.28%, LOC Bank of America NA, VRDN (a)	5,700	5,700
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.26%, LOC Fannie Mae, VRDN (a)	15,500	15,500
Antioch Unified School District TRAN 1% 11/1/10	2,800	2,802
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,675	11,675
Series Putters 3694, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2010 A, 2% 3/1/11	2,400	2,411
Series A, 2% 6/30/11	8,400	8,479
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2010 L, 2.5% 5/1/11	21,400	21,700
Series 2002 C10, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,510	1,510
Series 2002 C5, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	4,800	4,800
California Econ. Recovery Bonds Series 2008 A, 5% 7/1/11	11,215	11,628
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	5,200	5,262
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,775	4,775
Series BC 10 71B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(d)	11,135	11,135
Series DB 373, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,177	5,177
Series Putters 3508, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,215	10,215
Series Putters 3526, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,980	12,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11790PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	$ 6,085	$ 6,085
Series SGB 45, 0.27% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
0.4% 3/23/11, CP	9,100	9,100
California Gen. Oblig.:
Participating VRDN Series Solar 06 11, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	22,605	22,605
Series 2003 B3, 0.28%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	45,000	45,000
Series 2003 C2, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,850	16,850
Series 2003 C3, 0.3%, LOC Citibank NA, VRDN (a)	4,700	4,700
Series 2004 A9, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,000	10,000
Series 2005 A1, 0.3%, LOC Fortis Banque SA, VRDN (a)	41,195	41,195
Series 2005 A2, 0.27%, LOC Cr. Agricole CIB, VRDN (a)	12,200	12,200
Series 2005 B7, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,400	3,400
Series B6, 0.3%, LOC Citibank NA, VRDN (a)	9,200	9,200
0.23%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	11,200	11,200
0.3% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	14,200	14,200
0.3% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	23,695	23,695
0.31% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	7,530	7,530
0.32% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	1,300	1,300
0.32% 9/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	7,100	7,100
0.32% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	9,600	9,600
0.32% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	18,500	18,500
0.33% 9/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	10,095	10,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.27%, LOC Bank of America NA, VRDN (a)	$ 1,770	$ 1,770
Series 2005 H, 0.26%, LOC Bank of America NA, VRDN (a)	11,700	11,700
Series 2009 H, 0.25%, LOC Citibank NA, VRDN (a)	30,500	30,500
(Scripps Health Proj.) Series 2008 E, 0.26%, LOC Bank of America NA, VRDN (a)	6,325	6,325
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.26%, LOC Bank of America NA, VRDN (a)	6,300	6,300
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	10,000	10,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.):
Series 2000 D, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,115	4,115
Series 2002 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,600	2,600
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series BC 10 45W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(d)	7,535	7,535
California Muni. Fin. Auth. Rev. (Turning Point School Proj.) Series 2009, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570	4,570
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.31%, LOC Bank of America NA, VRDN (a)	32,000	32,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,203	4,203
California State Univ. Rev. Series 2001 A, 0.3% 9/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
California Statewide Cmntys. Dev. Auth. Rev.:
(Los Angeles County Museum of Art Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	33,000	33,000
(Robert Louis Stevenson School Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,000	13,000
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,300	3,300
Carlsbad Multifamily Hsg. Rev. ( Costa Apts. Proj.) Series 1993 A, 0.28%, LOC Freddie Mac, VRDN (a)	14,600	14,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.28%, VRDN (a)	$ 82,820	$ 82,819
Contra Costa Wtr. District Wtr. Rev. Participating VRDN:
Series MS 750, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,700	1,700
Series ROC II R 11410, 0.3% (Liquidity Facility Citibank NA) (a)(d)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.5%, LOC Bank of America NA, VRDN (a)	2,600	2,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B1, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,425	3,425
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (a)(d)	9,375	9,375
Series 2008 A1, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,500	10,500
Series 2008 A2, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,400	10,400
Series 2008 A3, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,675	7,675
Series 2008 A4, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,500	7,500
Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	1,000	1,000
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,060	21,060
Hayward Multi-family Hsg. Rev. (Sherwood Apts. Proj.) Series 1984 A, 0.27%, LOC Fannie Mae, VRDN (a)	25,920	25,920
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	20,165	20,165
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.28%, LOC Bank of America NA, VRDN (a)	10,220	10,220
Los Angeles Cmnty. College District:
Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Participating VRDN:
Series Putters 2864, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,785	$ 4,785
Series Putters 3287, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.25% 9/2/10, LOC JPMorgan Chase Bank, CP	14,610	14,610
0.26% 9/1/10, LOC JPMorgan Chase Bank, CP	11,600	11,600
Series 2010 C, 0.32% 10/7/10, LOC Wells Fargo Bank NA, CP	4,600	4,600
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 0.3% 9/14/10, LOC Barclays Bank PLC, CP	3,835	3,835
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series Putters 1302Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,995	7,995
Series Putters 3327, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series ROC II R 500, 0.3% (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
Series 2002 A2, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,800	27,800
0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	18,500	18,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	19,000	19,159
2% 4/21/11	10,000	10,089
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,095	6,095
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	22,800	22,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
TRAN Series A, 2% 6/30/11	$ 10,000	$ 10,109
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 2254, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,775	5,775
Series 2010 C, 0.28% 9/16/10 (Liquidity Facility Wells Fargo Bank NA), CP	13,700	13,700
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,685	6,685
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1087, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,375	4,375
Series EGL 07 71, 0.29% (Liquidity Facility Citibank NA) (a)(d)	16,150	16,150
Series Putters 3289, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Series Putters 3653 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series ROC II R 11301, 0.29% (Liquidity Facility Citibank NA) (a)(d)	4,265	4,265
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	495	495
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	1,000	1,000
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Rfdg. Recovery TRAN Series A, 2% 5/13/11	17,120	17,315
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,754	7,754
Series ROC II R 11304, 0.3% (Liquidity Facility Citibank NA) (a)(d)	7,395	7,395
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10	6,400	6,425
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	7,140	7,140
Richmond Wastewtr. Rev. Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (a)	8,260	8,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	$ 2,500	$ 2,500
Riverside County Gen. Oblig. Series B:
0.3% 10/14/10, LOC Bank of Nova Scotia New York Branch, CP	20,593	20,593
0.32% 9/10/10, LOC Bank of Nova Scotia New York Branch, CP	11,612	11,612
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	18,500	18,500
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,620	6,620
Sacramento Gen. Oblig. TRAN 2% 6/30/11	3,350	3,390
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.29% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	7,000	7,000
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	12,000	12,000
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	11,300	11,300
San Bernardino County Flood Cont. District Judgement Oblig. Series 2008, 0.26%, LOC UBS AG, VRDN (a)	2,900	2,900
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.3%, LOC Fannie Mae, VRDN (a)	4,125	4,125
San Diego Cmnty. College District Participating VRDN:
Putters 3676Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Series ROC II R 11774, 0.3% (Liquidity Facility Citibank NA) (a)(d)	9,360	9,360
San Diego County & School District TRAN:
Series 2010 A, 2% 6/30/11	13,900	14,086
Series 2010 B1, 2% 1/31/11	1,400	1,407
Series 2010 B2, 2% 4/29/11	7,700	7,755
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B:
0.3% 9/7/10 (Liquidity Facility Dexia Cr. Local de France), CP	5,000	5,000
0.31% 9/1/10 (Liquidity Facility Dexia Cr. Local de France), CP	11,500	11,500
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,825	4,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Gen. Oblig. TRAN:
Series A, 2% 1/31/11	$ 3,600	$ 3,624
Series B, 2% 4/29/11	4,595	4,641
Series C, 2% 5/31/11	9,400	9,505
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,000	7,000
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,660	16,660
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.27%, LOC Union Bank of California, VRDN (a)	17,800	17,800
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
San Francisco City & County Unified School District TRAN 2% 6/30/11	5,600	5,672
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.3%, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,635	7,635
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.29%, LOC Freddie Mac, VRDN (a)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
San Mateo Unified School District BAN 2% 2/28/11	10,000	10,070
San Pablo Redev. Agcy. 0.24%, LOC Union Bank of California, VRDN (a)	3,105	3,105
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.3%, LOC Bank of America NA, VRDN (a)	25,800	25,800
Santa Clara Unified School District TRAN 2% 6/30/11	4,200	4,255
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,400	7,400
Sequoia Union High School District TRAN 2% 7/1/11	3,900	3,949
South Coast Local Ed. Agcy. TRAN:
Series 2009 A, 2% 9/29/10	14,300	14,317
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Coast Local Ed. Agcy. TRAN: - continued
Series 2010 A, 2% 8/9/11	$ 12,100	$ 12,255
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	4,500	4,500
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.26%, LOC KBC Bank NV, VRDN (a)	37,255	37,255
(Palo Verde Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,550	5,550
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,570	4,570
Univ. of California Revs.:
Participating VRDN:
Series Putters 2475, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,690	1,690
Series Putters 3365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,165	5,165
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,275	6,275
Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Series A, 0.32% 10/8/10, CP	6,700	6,700
Ventura County Gen. Oblig. TRAN 2% 7/1/11	18,300	18,545
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	9,400	9,400
		1,653,668
Delaware - 0.3%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Florida - 0.1%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.29%, LOC Fannie Mae, VRDN (a)	1,390	1,390
Georgia - 0.1%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.31%, LOC Fannie Mae, VRDN (a)	2,300	2,300
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 0.45% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 10,400	$ 10,400
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,500	5,500
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	300	300
		16,200
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 9/2/10, CP mode	3,400	3,400
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,165	5,165
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.3%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
		9,565
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.51%, VRDN (a)	6,000	6,000
Pennsylvania - 0.9%
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,765	3,765
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,900	3,900
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,400	6,400
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
		17,465
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,655	$ 4,655
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.45%, VRDN (a)	3,000	3,000
		7,655
Texas - 0.3%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 B, 0.75%, LOC Compass Bank, VRDN (a)	4,605	4,605
	Shares
Other - 3.9%
Fidelity Tax-Free Cash Central Fund, 0.27% (b)(c)	71,318,000	71,318
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,813,066)		1,813,066
NET OTHER ASSETS (LIABILITIES) - 1.5%		27,796
NET ASSETS - 100%		$ 1,840,862
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,200,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 11,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 60
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,741,748)	$ 1,741,748
Fidelity Central Funds (cost $71,318)	71,318
Total Investments (cost $1,813,066)		$ 1,813,066
Cash		106
Receivable for investments sold		30,301
Receivable for fund shares sold		2,545
Interest receivable		1,630
Distributions receivable from Fidelity Central Funds		21
Receivable from investment adviser for expense reductions		45
Total assets		1,847,714

Liabilities
Payable for investments purchased	$ 1,702
Payable for fund shares redeemed	4,443
Distributions payable	13
Accrued management fee	312
Distribution and service plan fees payable	1
Other affiliated payables	381
Total liabilities		6,852

Net Assets		$ 1,840,862
Net Assets consist of:
Paid in capital		$ 1,841,398
Accumulated undistributed net realized gain (loss) on investments		(536)
Net Assets		$ 1,840,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($683,811 ÷ 683,698 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,148,447 ÷ 1,148,422 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($8,604 ÷ 8,604 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 3,053
Income from Fidelity Central Funds		60
Total income		3,113

Expenses
Management fee	$ 1,947
Transfer agent fees	672
Distribution and service plan fees	8
Independent trustees' compensation	5
Total expenses before reductions	2,632
Expense reductions	(317)	2,315
Net investment income		798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(659)
Net increase in net assets resulting from operations		$ 139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 798	$ 4,727
Net realized gain (loss)	(659)	47
Net increase in net assets resulting from operations	139	4,774
Distributions to shareholders from net investment income	(798)	(4,727)
Share transactions - net increase (decrease)	(257,678)	(1,291,813)
Total increase (decrease) in net assets	(258,337)	(1,291,766)

Net Assets
Beginning of period	2,099,199	3,390,965
End of period	$ 1,840,862	$ 2,099,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California AMT Tax-Free Money Market

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-G	.001	.015	.032	.032	.023
Net realized and unrealized gain (loss)G	-	-	-	-	-	-
Total from investment operations	-G	.001	.015	.032	.032	.023
Distributions from net investment income	-G	(.001)	(.015)	(.032)	(.032)	(.023)
Distributions from net realized gain	-	-	-G	-G	-G	-
Total distributions	-G	(.001)	(.015)	(.032)	(.032)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.11%	1.50%	3.27%	3.24%	2.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%A	.34%	.32%	.32%	.43%	.43%
Expenses net of fee waivers, if any	.29%A	.33%	.32%	.31%	.35%	.35%
Expenses net of all reductions	.29%A	.33%	.29%	.24%	.27%	.27%
Net investment income	.02%A	.12%	1.55%	3.21%	3.19%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 684	$ 808	$ 1,306	$ 2,022	$ 3,212	$ 2,206

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.002	.016	.029
Net realized and unrealized gain (loss)G	-	-	-	-
Total from investment operations	.001	.002	.016	.029
Distributions from net investment income	(.001)	(.002)	(.016)	(.029)
Distributions from net realized gain	-	-	-G	-G
Total distributions	(.001)	(.002)	(.016)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.06%	.19%	1.60%	2.90%
Ratios to Average Net AssetsD,F
Expenses before reductions	.25%A	.29%	.27%	.25%A
Expenses net of fee waivers, if any	.20%A	.24%	.22%	.20%A
Expenses net of all reductions	.20%A	.24%	.19%	.13%A
Net investment income	.12%A	.21%	1.65%	3.22%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,148	$ 1,291	$ 2,076	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-H	-H	.013	.026
Net realized and unrealized gain (loss)H	-	-	-	-
Total from investment operations	-H	-H	.013	.026
Distributions from net investment income	-H	-H	(.013)	(.026)
Distributions from net realized gain	-	-	-H	-H
Total distributions	-H	-H	(.013)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.05%	1.35%	2.67%
Ratios to Average Net AssetsD,G
Expenses before reductions	.50%A	.54%	.52%	.50%A
Expenses net of fee waivers, if any	.31%A	.43%	.47%	.45%A
Expenses net of all reductions	.31%A	.43%	.44%	.38%A
Net investment income	-%A,E	.02%	1.40%	2.84%A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 1	$ 9	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 1,813,066

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays class level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, the total fees and amounts retained to by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	25%	$ 8	$ -**

* During the period, FMR or its affiliates waived a portion of these fees.

** Amount represents four hundred and eight dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
California AMT Tax-Free Money Market	$ 368.10
Institutional Class	302.05
Service Class	2.05
	$ 672

* Annualized

** During the period, FMR or its affiliates waived a portion of the fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $292 and $2, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

California AMT Tax-Free Money Market	$ 18
Institutional Class	-
Service Class	4
$ 22

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
California AMT Tax-Free Money Market	$ 88	$ 1,256
Institutional Class	710	3,468
Service Class	-	3
Total	$ 798	$ 4,727

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
California AMT Tax-Free Money Market Shares sold	94,556	303,247
Reinvestment of distributions	80	1,147
Shares redeemed	(218,205)	(802,735)
Net increase (decrease)	(123,569)	(498,341)

Semiannual Report

8. Share Transactions - continued

	Six months ended August 31, 2010	Year ended February 28, 2010
Institutional Class Shares sold	248,267	603,343
Reinvestment of distributions	615	3,073
Shares redeemed	(390,927)	(1,391,618)
Net increase (decrease)	(142,045)	(785,202)
Service Class Shares sold	8,000	151
Reinvestment of distributions	-	3
Shares redeemed	(64)	(8,424)
Net increase (decrease)	7,936	(8,270)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SCM-USAN-1010
1.855633.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 20, 2010